NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Noncontrolling interest
Balance at the beginning of the period	$ 3,818	$ 1,030	$ 708
Share of profit (loss)	283	319	338
Purchase of non-controlling interest		(142)
Other comprehensive income	24	(21)	(16)
Balance at the end of the period	9,218	3,818	1,030
iKang Zhejiang BVI
Noncontrolling interest
Balance at the beginning of the period	106	4	(25)
Share of profit (loss)	133	104	59
Other comprehensive income	21	(2)	(30)
Balance at the end of the period	260	106	4
WA Health Care
Noncontrolling interest
Addition of non-controlling interest	3,388
Capital contribution of non-controlling interest holder	1,984
Share of profit (loss)	(42)
Balance at the end of the period	5,330
iKang Shanghai Gubei
Noncontrolling interest
Balance at the beginning of the period	824	639	484
Dividend distribution to non-controlling interest holder		(44)
Share of profit (loss)	210	236	146
Other comprehensive income		(7)	9
Balance at the end of the period	1,034	824	639
iKang Shanghai Lujiazui
Noncontrolling interest
Balance at the beginning of the period		116	115
Share of profit (loss)		25	(1)
Purchase of non-controlling interest		(142)
Other comprehensive income		1	2
Balance at the end of the period			116
Fujian iKang
Noncontrolling interest
Balance at the beginning of the period	389	250	208
Share of profit (loss)	228	143	39
Other comprehensive income		(4)	3
Balance at the end of the period	617	389	250
Shenzhen Hospital Management
Noncontrolling interest
Balance at the beginning of the period	53	21	(74)
Share of profit (loss)	(105)	33	95
Other comprehensive income		(1)
Balance at the end of the period	(52)	53	$ 21
Shanghai Jianwei Management
Noncontrolling interest
Balance at the beginning of the period	161
Addition of non-controlling interest		172
Capital contribution of non-controlling interest holder	50
Share of profit (loss)	(145)	(9)
Other comprehensive income	2	(2)
Balance at the end of the period	68	161
Beijing Jiandatong
Noncontrolling interest
Balance at the beginning of the period	45
Addition of non-controlling interest		82
Capital contribution of non-controlling interest holder	58
Share of profit (loss)	(9)	(36)
Other comprehensive income		(1)
Balance at the end of the period	94	45
MediFast
Noncontrolling interest
Balance at the beginning of the period	1,737
Addition of non-controlling interest		1,690
Dividend distribution to non-controlling interest holder	(387)
Share of profit (loss)	202	48
Other comprehensive income	1	(1)
Balance at the end of the period	1,553	1,737
iKang Changzhou
Noncontrolling interest
Balance at the beginning of the period	503
Addition of non-controlling interest		732
Share of profit (loss)	(189)	(225)
Other comprehensive income		(4)
Balance at the end of the period	$ 314	$ 503